Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 4,992,427	$ (2,247,703)	$ (3,037,517)	$ (1,013,294)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt (recovery) expense	(83,500)	90,000	165,376
Impairment loss				29,440
Stock-based compensation	83,728	610,476	610,476	177,960
Amortization of prepaid stock-based expense	107,970	460,289	578,924
Amortization of debt discount to interest expense		268,125	268,125	61,875
Inventory write-down		19,879	137,947
Net realized gain on equity investments	(6,655,120)			(138,032)
Net unrealized gain on equity investments	(369,626)		9,194	170,191
Gain on forgiveness of PPP note payable and accrued interest	(19,082)
Loss from disposal of assets from discontinued operations	(1,553)
Loss from debt extinguishment		198,000	197,682
Change in operating assets and liabilities:
(Increase) in inventory			(15,065)	(129,393)
Increase in prepaid expenses and other current assets - current	(87,469)	(68,045)	(144,663)	17,698
Increase in prepaid expenses - non-current	(28,118)	(117,347)
(Increase) decrease in assets of discontinued operations	(24,963)	105,743
Increase in accounts payable and accrued expenses	84,399	59,910	72,525	29,231
Increase in deferred revenue	496,762
NET CASH USED IN OPERATING ACTIVITIES	(1,504,145)	(620,673)	(1,156,996)	(794,324)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of equity investments	6,736,070			191,938
Collection on note receivable written off prior to 2019	7,500
Purchase of equity investment				(5,197)
Collection on note receivable	99,500	20,000	39,000
NET CASH PROVIDED BY INVESTING ACTIVITIES	6,843,070	20,000	39,000	186,741
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable - related party		35,000	35,000	25,000
Proceeds from note payable		18,900	18,900
Repayment of note payable - related party		(35,000)	(35,000)	(25,000)
Proceeds from sale of Series B preferred stock, net				110,000
Net proceeds from convertible debt				295,000
Net proceeds from sale of common stock		2,115,733	2,115,733
Net proceeds from sale of preferred stock	3,794,102
Repayment of advance from a related party	(2,366)
Advance from a related party	2,366
Repayment of insurance finance loan				(22,344)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,794,102	2,134,633	2,134,633	382,656
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS:	9,133,027	1,533,960	1,016,637	(224,927)
CASH AND CASH EQUIVALENTS	1,128,389	111,752	111,752	336,679
CASH AND CASH EQUIVALENTS	10,261,416	1,645,712	1,128,389	111,752
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest		224	224
Income taxes
Non-Cash investing and financing activities:
Common stock issued for prepaid services		686,895	686,895
Common stock issued for acquisition of intangible assets and prepaid expenses				300,000
Common stock issued for Exchange of Notes		528,000	528,000
Common stock issued for due diligence fee and related increase in debt discount				42,000
Warrants issued in connection with convertible debt and related increase in debt discount				253,000
Common stock issued for conversion of Redeemable Series A Preferred Stock		400,000	$ 400,000
Increase in equity investments recorded as deferred revenue pursuant to a patent license agreement	531,250
Note receivable issued in connection with asset purchase agreement	$ 60,000